John Hancock Variable Insurance Trust

601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust ("JHVIT" or the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts ("variable contracts"). JHVIT provides a range of investment objectives through 75 separate investment portfolios or funds (each a "fund," collectively the "funds"). The following funds are described in this Prospectus:

	Ticker		Ticker
Fund Name	Series I	Fund Name	Series I
American Asset Allocation Trust	—	Investment Quality Bond Trust	—
American Growth-Income Trust	—	Money Market Trust	JHOXX
International Core Trust	—	Real Estate Securities Trust	—
International Equity Index Trust B	JIEQX	Small Cap Opportunities Trust	—

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the advisor or any subadvisors to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2016

John Hancock Variable Insurance Trust

American Asset Allocation Trust

Investment objective

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee [1]	0.28
Distribution and service (Rule 12b-1) fees	0.60
Other expenses	0.04
Total annual fund operating expenses	0.92

1 The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	94
3 years	293
5 years	509
10 years	1,131

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization ("NRSRO") designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's investment advisor). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund's investment advisor expects (but is not required) to maintain an investment mix falling within the following ranges: 40% – 80% in equity securities, 20% – 50% in debt securities and 0% – 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment advisor's assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

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Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions).

Income stock risk. Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

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Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 11.42%

Worst quarter: Q4 '08, –16.46%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	1.06	8.86	6.15	04/28/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.31	05/01/2007
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.51	05/01/2007
Combined Index (reflects no deduction for fees, expenses, or taxes)	1.28	8.95	6.48	05/01/2007

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio management

Alan N. Berro President; Partner - Capital World Investors Managed the fund since 2000	J. David Carpenter Partner - Capital World Investors Managed the fund since 2013	David A. Daigle Partner - Capital Fixed Income Investors, Capital Research and Management Company Managed the fund since 2009
Jeffrey T. Lager Partner - Capital World Investors Managed the fund since 2007	James R. Mulally Partner - Capital Fixed Income Investors, Capital Research and Management Company Managed the fund since 2006

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

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American Growth-Income Trust

Investment objective

To seek to provide growth of capital and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee [1]	0.27
Distribution and service (Rule 12b-1) fees	0.60
Other expenses	0.04
Total annual fund operating expenses	0.91

1 The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	93
3 years	290
5 years	504
10 years	1,120

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities that the Growth-Income Fund's investment advisor believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.

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Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Income stock risk. Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 16.00%

Worst quarter: Q4 '08, –22.01%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	1.11	11.19	6.27	07/09/2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.31	05/05/2003

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio management

Donald D. O'Neal Vice Chairman of the Board; Partner - Capital Research Global Investors Managed the fund since 2005	J. Blair Frank Partner - Capital Research Global Investors Managed the fund since 2006	Claudia P. Huntington Partner - Capital Research Global Investors Managed the fund since 1994
Dylan Yolles Vice President; Partner - Capital International Investors Managed the fund since 2005	William L. Robbins Partner - Capital International Investors Managed fund since 2012

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Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

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International Core Trust

Investment objective

To seek high total return.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee [1]	0.87
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [2]	0.07
Total annual fund operating expenses	0.99

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	101
3 years	315
5 years	547
10 years	1,213

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

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Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 20.53%

Worst quarter: Q3 '11, –19.42%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	–5.45	2.78	2.44	01/02/1997
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.39	4.07	3.50	01/02/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio management

Dr. Neil Constable Portfolio Manager, Global Equity Team Managed fund since 2015	Dr. David Cowan Head, Global Equity Team Managed fund since 2012	Mr. Chris Fortson Portfolio Manager, Global Equity Team Managed fund since 2015
Mr. Ben Inker Co-Head of the Asset Allocation Team Managed fund since 2014	Mr. Sam Wilderman Co-Head of the Asset Allocation Team Managed fund since 2014

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

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International Equity Index Trust B

Investment objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.53
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.08
Total annual fund operating expenses	0.66
Contractual expense reimbursement [1]	–0.27
Total annual fund operating expenses after expense reimbursements	0.39

1 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.34% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on April 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	40
3 years	184
5 years	341
10 years	797

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the "Index"), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 29, 2016, the market capitalization range of the Index was $336 million to $224 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The fund uses "sampling" methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund's investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadvisor generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund's investment objective.

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The fund is normally fully invested. The subadvisor invests in stock index futures to maintain market exposure and manage cash flow. Although the subadvisor may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange-traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). In addition, the fund may invest in securities that are not included in the Index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the advisor or subadvisor).

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: futures contracts, options, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

11

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 27.40%

Worst quarter: Q4 '08, –22.28%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	–5.91	0.80	2.82	11/05/2012
MSCI All Country World Ex US Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–5.25	1.51	3.38	04/29/2005

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor SSGA Funds Management, Inc.

Portfolio management

Thomas Coleman, CFA Vice President Managed fund since 2005	Karl Schneider, CAIA Vice President Managed fund since 2007

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

12

Investment Quality Bond Trust

Investment objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.58
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.06
Total annual fund operating expenses	0.69

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	70
3 years	221
5 years	384
10 years	859

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate-to longer-term maturities.

The subadvisor's investment decisions derive from a three-pronged analysis, including:

■

sector analysis,

■

credit research, and

■

call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

■

relative valuation of available alternatives,

■

impact on portfolio yield, quality and liquidity, and

■

impact on portfolio maturity and sector weights.

The subadvisor attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund's net assets are invested in bonds and debentures, including:

■

marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;

13

■

securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and

■

cash and cash equivalent securities which are authorized for purchase by Money Market Trust, a series of the Trust.

The balance (no more than 20%) of the fund's net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

■

U.S. and foreign debt securities,

■

preferred stocks,

■

convertible securities (including those issued in the Euromarket),

■

securities carrying warrants to purchase equity securities,

■

foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies,

■

hybrid securities, and

■

below-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to hold more than 20% of its net assets in high yield securities. The fund's investment policies are based on credit ratings at the time of purchase.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales "against the box."

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, options, and interest-rate swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition,

14

swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays U.S. Credit Index and 50% of the Barclays U.S. Government Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 6.55%

Worst quarter: Q2 '13, –3.48%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	–0.82	3.59	4.54	06/19/1985
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.51	06/19/1985
Barclays Credit Index (reflects no deduction for fees, expenses, or taxes)	–0.77	4.38	5.18	06/19/1985
Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	0.86	2.77	4.10	06/19/1985
Combined Index (reflects no deduction for fees, expenses, or taxes)	0.04	3.58	4.67	06/19/1985

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wellington Management Company LLP

15

Portfolio management

Robert D. Burn, CFA* Managing Director and Fixed Income Portfolio Manager Managed fund since 2016	Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010	Lucius T. (L.T.) Hill III* Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010
Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010
*Effective June 30, 2016, Robert D. Burn will be added and Lucius T. (L.T.) Hill III will be removed as one of the fund's portfolio managers.

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

16

Money Market Trust

Investment objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee [1]	0.36
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Total annual fund operating expenses	0.44
Contractual expense reimbursement [2]	–0.11
Total annual fund operating expenses after expense reimbursements	0.33

1 "Management fee" has been restated to reflect the contractual management fee schedule effective April 6, 2016.

2 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.28% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on April 30, 2018, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	34
3 years	130
5 years	235
10 years	544

Principal investment strategies

The fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 and is managed in the following manner:

■

under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash;

° U.S. government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury;

■

the fund seeks to maintain a stable net asset value ("NAV") of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7;

■

the fund invests only in U.S. dollar-denominated securities;

■

the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7);

■

the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less;

■

the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality; and

■

as a government money market fund, the fund is not subject to liquidity fees or redemption gates, although the fund's Board of Trustees may elect to impose such fees or gates in the future.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite

17

lengthy, see "General Information — Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

From time to time, the Advisor and its affiliates may reimburse or otherwise voluntarily reduce the fund's expenses or the Advisor may waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share, for the purpose of avoiding a negative yield or for the purpose of increasing the fund's yield during the period of the limitation. Any such expense reimbursements, reductions or waivers are voluntary and temporary and may be terminated by the Advisor at any time without notice.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund include:

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Liquidity risk. An impairment of a fund's ability to sell securities at advantageous prices exposes the fund to liquidity risk. Liquidity risk may result from reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Redemption risk. The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions and liquidate the fund when permitted by applicable regulations.

Tax diversification risk. As described above, the fund operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 (a "Government Fund"). Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the "Diversification Requirements"). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the United States government must remain below specified thresholds. For these purposes, each United States government agency or instrumentality is treated as a separate issuer.

Operating as a Government Fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which each fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the fund. See "Tax Matters" for more information.

U.S. Government agency obligations risk. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

18

U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '06, 1.18%

Worst quarter: Q4 '15, 0.00%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	0.00	0.02	1.09	06/15/1985

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

19

Real Estate Securities Trust

Investment objective

To seek to achieve a combination of long-term capital appreciation and current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.70
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.79

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	81
3 years	252
5 years	439
10 years	978

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 152% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadvisor, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadvisor looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadvisor believes will be the most profitable to the fund. The subadvisor also considers the effect of the real estate securities markets in general when making investment decisions. The subadvisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadvisor chooses to sell a security because it believes that one or more of the following is true:

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■

A security is not fulfilling its investment purpose;

■

A security has reached its optimum valuation; or

■

A particular company or general economic conditions have changed.

Based on its recent practices, the subadvisor expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadvisor believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The fund concentrates its investments in securities of issuers in the real estate industry.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts. Futures contracts generally are subject to counterparty risk.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector risk. When a fund focuses on one or more industries or sectors of the economy, its performance may be largely driven by industry or sector performance and could fluctuate more widely than if the fund were invested more evenly across industries or sectors.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

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Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 32.43%

Worst quarter: Q4 '08, –39.92%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	2.68	11.64	7.49	04/30/1987
MSCI U.S. REIT Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	2.52	11.88	7.35	04/30/1987

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Deutsche Investment Management Americas Inc.
Sub-Subadvisor RREEF America L.L.C.

Portfolio management

Joseph D. Fisher, CFA Director; Co-Lead Portfolio Manager Managed fund since 2013	John W. Vojticek Managing Director, CIO of Real Estate & Infrastructure Securities Managed fund since 1996
David W. Zonavetch, CPA Director; Co-Lead Portfolio Manager Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

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Small Cap Opportunities Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	1.00
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.05
Total annual fund operating expenses	1.10
Contractual expense reimbursement [1]	–0.09
Total annual fund operating expenses after expense reimbursements	1.01

1 The advisor contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets (on an annualized basis). The current expense limitation agreement expires on April 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	103
3 years	341
5 years	597
10 years	1,332

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisors: Invesco Advisers, Inc. ("Invesco") and Dimensional Fund Advisors LP ("Dimensional" or "DFA"). Each subadvisor's investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

Invesco

Invesco will manage its portion of the fund's assets (the "Invesco Subadvised Assets") as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2016, the capitalization of companies in the Russell 2000 Index range from less than $13 million to $5.5 billion.

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The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

■

Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

■

Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

■

Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund's investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Dimensional

DFA will manage its portion of the fund's assets (the "DFA Subadvised Assets") as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value. In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA generally considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See "Market Capitalization Weighted Approach" below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer's market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers' book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA's judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to adjust market exposure based on expected cash inflows to or outflows from the fund. The fund does not intend to use derivatives for purposes of speculation or leveraging investment returns. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be adjusted by DFA for a variety of reasons. DFA may consider such factors as free float, momentum, liquidity management, and profitability, as well as other factors determined to be appropriate by DFA given market conditions. In assessing profitability, DFA may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

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Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 26.43%

Worst quarter: Q4 '08, –26.09%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	–5.17	9.02	4.66	05/05/2003
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	–4.41	9.19	6.80	05/05/2003
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	–7.47	7.67	5.57	05/05/2003

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Dimensional Fund Advisors LP
Subadvisor Invesco Advisers, Inc.

Portfolio management

Joseph H. Chi, CFA Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2012	Jed S. Fogdall Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2012	Henry F. Gray Head of Global Equity Trading and Vice President; Dimensional Fund Advisors LP Managed fund since 2012
Joel Schneider Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2015	Juliet Ellis, CFA Lead Portfolio Manager; Invesco Advisers, Inc. Managed fund since 2008	Juan Hartsfield, CFA Portfolio Manager; Invesco Advisers, Inc. Managed fund since 2008
Davis Paddock, CFA Portfolio Manager; Invesco Advisers, Inc. Managed fund since 2016

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 27 of the Prospectus.

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Additional information about the funds

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least the sum of 90% of its net investment company taxable income and 90% of its net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the Statement of Additional Information (SAI) under the heading "Additional Information Concerning Taxes."

Compensation of financial intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary's Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Additional information about the funds' principal risks

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds' Statement of Additional Information dated the same date as this prospectus (the "SAI") contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of "systematically important" financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund's ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund's portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

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Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund's distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund's investments in equity, equitylike, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the subadvisor believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds' distributions rate effective in the last year.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company's common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives, and other strategic transactions risk"), or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Services, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: Their issuers' continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

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A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; Standard & Poor's Ratings Services' downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could cause high volatility in the equity and fixed-income markets. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or "blue chip" equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisor to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadvisor believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting

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purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. An ETF has its own fees and expenses, which are borne indirectly by a fund.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy may affect the level of interest rates.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. An issuer's credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Services and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers.

Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different from that suggested by its securities investments. All funds with foreign

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currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulation proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund's ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine

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not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund's ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Income stock risk

Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector. From time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole.

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

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These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance Companies. Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Materials. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals. The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under "Small and mid-size company risk."

Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

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Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Lower-rated and high yield fixed-income securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody's Investors Service, Inc. and BB and below by Standard & Poor's Ratings Services) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on manager's own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager's evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate fluctuations which adversely affect trade and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies, or its instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a pass through of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest

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rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic, and social factors, and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared with debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass through types of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not diversified within the meaning of the Investment Company Act of 1940, as amended (1940 Act). This means they are allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund's investment strategies or techniques may be more pronounced than for funds that are diversified.

Real estate investment trust (REIT) risk

REITs are subject to risks associated with the ownership of real estate. Some REITs experience market risk and liquidity risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs' ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), or to maintain their exemptions from registration under the Investment Company Act of 1940 (1940 Act). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.
These risks include:

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Declines in the value of real estate

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Risks related to general and local economic conditions

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Possible lack of availability of mortgage funds

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Overbuilding

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Extended vacancies of properties

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Increased competition

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Increases in property taxes and operating expenses

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Changes in zoning laws

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Losses due to costs resulting from the cleanup of environmental problems

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Liability to third parties for damages resulting from environmental problems

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Casualty or condemnation losses

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Limitations on rents

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Changes in neighborhood values and the appeal of properties to tenants and

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Changes in interest rates

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Liquidity risk

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund's shares may change at different rates compared with the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 (the Code) or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Redemption risk

Money Market Trust may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund's ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions and liquidate the fund when permitted by applicable regulations.

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. The need to maintain cash or other liquid assets in segregated accounts could limit the fund's ability to pursue other opportunities as they arise.

Small and mid-sized company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may not only present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Tax diversification risk

As described above, Money Market Trust operates as a "government money market fund" in accordance with Rule 2a-7 under the Investment Company Act of 1940 (a "Government Fund"). Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code (the "Diversification Requirements"). To satisfy the Diversification Requirements applicable

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to variable annuity contracts, the value of the assets of the fund invested in securities issued by the United States government must remain below specified thresholds. For these purposes, each United States government agency or instrumentality is treated as a separate issuer.

Operating as a Government Fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which each fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the fund. See "Tax Matters" for more information.

U.S. Government agency obligations risk

Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

U.S. Treasury obligations risk

The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

Additional information about the funds' investment policies

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 5% in the case of Money Market Trust) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short-to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

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The funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed-upon time and at an agreed-upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See "Credit and counterparty risk" for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a "when-issued," delayed-delivery or "forward commitment" basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

Management

Trustees

JHVIT is managed under the direction of its Trustees. The Board of Trustees oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the "Advisor") is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Advisor is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and principally as "John Hancock" in the United States.

JHVIT fund shares are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts and group annuity contract offered to 401(k) plans ("variable contracts"). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the "Affiliated Insurance Companies"). The Affiliated Insurance Companies perform administrative services for the JHVIT funds in connection with the variable contracts for which they serve as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the JHVIT funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of

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the JHVIT funds attributable to variable contracts issued by the Affiliated Insurance Company. The Advisor may also pay insurance companies not affiliated with the Advisor an administrative fee for performing similar administrative services for the JHVIT funds.

Subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of each fund. The Advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of each fund's portfolio assets subject to oversight by the Advisor. The Advisor is responsible for overseeing and implementing each fund's investment program and provides a variety of advisory oversight and investment research services. The Advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The Advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The Advisor employs a team of investment professionals who provide these research and monitoring services.

Subject to Board approval, the Advisor may elect to manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Advisor receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Advisor. The subadvisors are compensated by the Advisor and not by the funds.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the Advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. Each fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or JHVIT (other than by reason of serving as a subadvisor to a fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

A discussion regarding the basis for the Board's approval of the advisory and subadvisory agreements for the funds is available in the funds' semi-annual and annual reports to shareholders for the periods ended June 30, 2015 and December 31, 2015, respectively.

For information on the advisory fee for the master fund for each of the JHVIT Feeder Funds, please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. A fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The Advisor has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and other John Hancock Funds. The Reimbursement equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the participating funds that exceeds $125 billion but is less than or equal to $150 billion, 0.0150% of that portion of the aggregate net assets of all the participating funds that exceeds $150 billion but is less than or equal to $175 billion, 0.0175% ofthat portion ofthe aggregate net assets of all the participating funds that exceeds $175 billion but is less than or equal to $200 billion, 0.02% of that portion of the aggregate net assets of all the participating funds that exceeds $200 billion but is less than or equal to $225 billion, and 0.0225% of that portion of the aggregate net assets of all the participating funds that exceeds $225 billion. The amount of the Reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Advisor with the approval of the Trust's Board of Trustees (the Board).

Subadvisors and Portfolio Managers

Set forth below, in alphabetical order by subadvisor, is additional information about the subadvisors and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Capital Research and Management Company ("CRMC")

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital Internatinal Investors - make investment decisions independently of one another.

The primary individual portfolio managers for each of the master funds are:

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Portfolio Manager for the Series/Title (If Applicable)	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Fund(s)
Donald D. O'Neal Vice Chairman of the Board	Partner — Capital Research Global Investors Investment professional for 31 years, all with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Alan N. Berro President	Partner — Capital World Investors Investment professional for 30 years in total; 25 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
J. David Carpenter	Partner — Capital World Investors Investment professional for 21 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
Dylan Yolles Vice President	Partner — Capital International Investors Investment professional for 19 years in total; 16 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
David A. Daigle	Partner — Capital Fixed Income Investors, Capital Research Company Investment professional for 22 years, all with CRMC or affiliate	Serves as a fixed-income portfolio manager for Asset Allocation Fund
J. Blair Frank	Partner — Capital Research Global Investors Investment professional for 23 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Claudia P. Huntington	Partner — Capital Research Global Investors Investment professional for 43 years in total; 41 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Jeffrey T. Lager	Partner — Capital World Investors Investment professional for 21 years in total; 20 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
James R. Mulally	Partner, Capital Fixed-Income Investors, CRMC Investment professional for 40 years in total; 36 years with CRMC or affiliate	Serves as a fixed-income portfolio manager for Asset Allocation Fund
William L. Robbins	Partner — Capital International Investors Investment professional for 24 years in total; 21 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund

Additional information regarding the portfolio managers' compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Deutsche Investment Management Americas Inc. ("DIMA")
RREEF America L.L.C. ("RREEF")

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 222 South Riverside Plaza, 26th Floor, Chicago, Illinois 60606, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers
Real Estate Securities Trust	Joseph D. Fisher, CFA John W. Vojticek David W. Zonavetch, CPA

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Joseph D. Fisher, CFA. Director and Co-Lead Portfolio Manager. Joined the company in 2004.

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John W. Vojticek. Managing Director and Chief Investment Officer of Real Estate & Infrastructure Securities for Deutsche Asset & Wealth Management. Mr. Vojticek joined RREEF in 1996.

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David W. Zonavetch, CPA. Director and Co-Lead Portfolio Manager. Joined the company in 1998.

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Dimensional Fund Advisors LP ("Dimensional")

Dimensional was organized in 1981 as "Dimensional Fund Advisors, Inc.," a Delaware corporation, and in 2006, it converted its legal name and organizational form to "Dimensional Fund Advisors LP," a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Funds	Portfolio Managers
Small Cap Opportunities Trust	Henry F. Gray Joseph H. Chi, CFA Jed S. Fogdall Joel Schneider

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Joseph H. Chi, CFA. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been cohead of the portfolio management group since 2012.

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Jed S. Fogdall. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been cohead of the portfolio management group since 2012.

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Henry F. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006.

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Joel Schneider. Senior Portfolio Manager and Vice President of Dimensional. Mr. Schneider joined Dimensional in 2011, has been a portfolio manager since 2013. Prior to joining Dimensional, Mr. Schneider worked as a management consultant at ZS Associates.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. GMO manages assets on a worldwide basis for institutional investors such as pension plans, endowments and foundations.

Funds	Portfolio Managers
International Core Trust	Global Equity Team

Global Equity Team. Day-to-day management of the fund is the responsibility of the Team. The Team's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The senior member of the Team responsible for managing the implementation and monitoring the overall portfolio management of the funds are:

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Dr. Neil Constable. Portfolio Manager, Global Equity; joined GMO in 2006.

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Dr. David Cowan. Head of the Team; joined GMO in 2006 and has been responsible for portfolio management of GMO's domestic equity portfolios since 2006 and GMO's international equity portfolios since 2012.

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Mr. Chris Fortson. Portfolio Manager, Global Equity, GMO; joined GMO in 2009.

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Mr. Ben Inker. Co-Head, Asset Allocation Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 1996.

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Mr. Sam Wilderman. Co-Head, Asset Allocation Team, GMO. Mr. Wilderman has been responsible for overseeing portfolio management of GMO's asset allocation portfolios since September 2012. Previously, Mr. Wilderman was Co-Head of GMO's Global Equity Team.

The senior members allocate responsibility for portions of the funds to various members of the Team, oversee the implementation of trades on behalf of the funds, review the overall composition of the funds' portfolios, and monitor cash flows.

Invesco Advisers, Inc. ("Invesco")

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment advisor since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment advisor for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Funds	Portfolio Managers
Small Cap Opportunities Trust	Juliet Ellis (Lead Manager) Juan Hartsfield Davis Paddock

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Juliet Ellis. Lead Portfolio Manager, has been with Invesco and/or its affiliates since 2004.

41

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Juan Hartsfield. Portfolio Manager, has been associated with Invesco and/or its affiliates since 2004.

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Davis Paddock. Portfolio Manager, has been associated with Invesco and/or its affiliates since 2005.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)") is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadvisor as well as other portfolios advised by the Advisor. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited ("MAMHK"), collectively known as Manulife Financial. The address of Manulife Asset Management (North America) Limited is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Funds	Portfolio Managers
Money Market Trust	Faisal Rahman, CFA

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Faisal Rahman CFA. Managing Director and Portfolio Manager; joined Manulife Asset Management Limited in 2001, with John Hancock Asset Management (North America) since 2003.

SSGA Funds Management, Inc. ("SSGA FM")

SSGA FM is located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSGA FM is an SEC registered investment advisor and is a wholly owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. SSGA FM and other advisory affiliates of State Street make up State Street Global Advisors ("SSGA"), the investment management arm of State Street.

The International Equity Index Trust B is managed by SSGA's Global Equity Beta Solutions ("GEBS") Team. Portfolio managers Thomas Coleman and Karl Schneider are jointly and primarily responsible for the day-to-day management of the Portfolio.

Fund	Portfolio Managers
International Equity Index Trust B	Thomas Coleman, CFA Karl Schneider, CAIA

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Thomas Coleman, CFA. Vice President; joined SSGA FM in 1998. Mr. Coleman is a Vice President of SSGA FM and a Senior Portfolio Manager in GEBS. Within GEBS, Tom is the Emerging Markets Strategy leader and as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international strategies, including MSCI Emerging and ACWI, as well as S&P Emerging Markets. Tom is also responsible for domestic strategies benchmarked to Russell, Standard & Poors, and NASDAQ Indices.

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Karl Schneider, CAIA. Vice President; joined SSGA FM in 1997. Mr. Schneider is a Vice President of SSGA FM and Head of US Equity Strategies for GEBS, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group's passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication.

Wellington Management Company LLP ("Wellington Management")

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Wellington Management has identified the following persons as jointly and primarily responsible for the day-to-day management of the funds' portfolio as set forth below.

Funds	Portfolio Managers
Investment Quality Bond Trust

Robert D. Burn*
Campe Goodman, CFA
Lucius T. (L.T.) Hill III*
Joseph F. Marvan, CFA

*Effective June 30, 2016, Robert D. Burn will be added and Lucius T. (L.T.) Hill III will be removed as one of the fund's portfolio managers.

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Robert D. Burn, CFA. Managing Director and Fixed Income Portfolio Manager; joined the firm in 2007.

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Campe Goodman, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.

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Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1993.

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Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2003.

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Share classes and Rule 12b-1 plans

Share classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. "Class expenses," however, are allocated to each class. "Class expenses" include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Advisor to be properly allocable to a particular class. The Advisor will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Advisor may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
(iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT's investment advisor and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares
an annual rate of up to 0.15%* of the net assets of the Series I shares

*0.60% in the case of American Asset Allocation Trust and American Growth-Income Trust.

Rule 12b-1 fees are paid out of a fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

General information

Purchase and redemption of shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

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trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

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an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

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the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds ("Underlying Funds") and to certain qualified retirement plans ("qualified plans").

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Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the "Board" or "Trustees") will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Money Market Trust Only

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a fund's amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board of Trustees, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Valuation of shares

The net asset value (NAV) for each class of shares of the funds is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the funds' NAV is not calculated. Consequently, each fund's portfolio securities may trade and the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of each fund (except Money Market Trust) has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Money Market Trust

To help Money Market Trust maintain its $1.00 stable share price, portfolio investments are valued at cost, and any discount or premium in the fund's acquisition price is amortized to maturity.

Valuation of securities

All funds other than Money Market Trust

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the funds' Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices.

Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds. If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the funds' Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long- term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding a fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

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Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Money Market Trust seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive short term trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadvisor's ability to effectively manage a fund in accordance with its investment objective and policies), dilute the interest in a fund held for long-term investment or adversely affect a fund's performance ("Disruptive Short-Term Trading").

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund's holdings, and the time when that change is reflected in the NAV of the fund's shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy that the insurance company reasonably believes is designed to deter disruptive short-term trading; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder unless such instructions are sent to the financial intermediary by regular U.S. mail.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadvisor's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

i.

Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

ii.

Funds with significant investments in high yield securities that are infrequently traded; and

iii.

Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

45

Money Market Trust Only

The fund does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. However, money market funds are typically utilized by investors for short-term investments. Investors in money market funds value the ability to add and withdraw their funds quickly and without restrictions.

Moreover, because Government money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in market value, they generally are not the targets of abusive trading practices. For these reasons, the fund's Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of the fund's shares, and the fund does not impose redemption fees or minimum holding periods for its investors. However, the fund's management will seek to prevent an investor from utilizing the fund to facilitate frequent purchases and redemptions of shares in other JHVIT funds that are not money market funds. The JHVIT funds have adopted policies and procedures with respect to excessive trading and potential market timing activity for the non-money market JHVIT funds (as described in the prospectus for the non-money market JHVIT funds), and a contract holder will be prevented from purchasing additional shares or making further exchanges if the funds' management determines that a contract holder has engaged in timing activities in contravention of a non-money market JHVIT fund's policies.

Policy regarding disclosure of fund portfolio holdings

A description of the funds' policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

XBRL filings

A fund's XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. Each fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account that may use John Hancock Variable Insurance Trust ("JHVIT") as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2015, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with JHVIT's financial statements, as they appear in JHVIT's annual report, has been incorporated by reference into the SAI. Copies of JHVIT's annual report are available upon request.

American Asset Allocation Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	15.75	0.20	[3]	(0.10)	0.10	(0.19)	(1.45)	—	(1.64)	14.21	1.06	0.62	[4]	0.61	[4]	1.27	[3]	220	9
12-31-2014	15.22	0.17	[3]	0.60	0.77	(0.17)	(0.07)	—	(0.24)	15.75	5.05	0.62	[4]	0.61	[4]	1.11	[3]	227	7
12-31-2013	12.47	0.15	[3]	2.76	2.91	(0.16)	—	—	(0.16)	15.22	23.30	0.62	[4]	0.62	[4]	1.08	[3]	221	2
12-31-2012	10.94	0.18	[3]	1.54	1.72	(0.19)	—	—	(0.19)	12.47	15.76	0.62	[4]	0.62	[4]	1.50	[3]	192	2
12-31-2011	11.01	0.16	[3]	(0.06)	0.10	(0.17)	—	—	(0.17)	10.94	0.91	0.62	[4]	0.62	[4]	1.42	[3]	187	2

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expense indirectly incurred from the underlying fund held by the portfolio. The expense ratio of the underlying fund held by the portfolio was 0.31% for all periods presented.

American Growth-Income Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	24.00	0.21	[3]	(0.07)	0.14	(0.20)	(2.78)	—	(2.98)	21.16	1.11	0.62	[4]	0.61	[4]	0.89	[3]	240	17
12-31-2014	21.96	0.21	[3]	2.04	2.25	(0.21)	—	—	(0.21)	24.00	10.25	0.62	[4]	0.61	[4]	0.90	[3]	267	6
12-31-2013	16.66	0.18	[3]	5.32	5.50	(0.20)	—	—	(0.20)	21.96	33.01	0.62	[4]	0.61	[4]	0.96	[3]	270	2
12-31-2012	14.40	0.22	[3]	2.25	2.47	(0.21)	—	—	(0.21)	16.66	17.15	0.62	[4]	0.62	[4]	1.39	[3]	232	18	[5]
12-31-2011	14.90	0.16	[3]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)	0.62	[4]	0.62	[4]	1.10	[3]	197	5

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: .0.29%, 0.29%, 0.29%, 0.28% and 0.29% based on the mix of underlying funds held by the portfolio for the periods ended 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.

5	Excludes merger activity.

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International Core Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	10.52	0.25		(0.82)	(0.57)	(0.31)	—	—	(0.31)	9.64	(5.45)	1.01	1.00	2.31		38	67
12-31-2014	11.70	0.39	[3]	(1.15)	(0.76)	(0.42)	—	—	(0.42)	10.52	(6.70)	1.07	1.06	3.33	[3]	42	75
12-31-2013	9.61	0.26		2.13	2.39	(0.30)	—	—	(0.30)	11.70	24.99	1.07	1.07	2.51		49	47
12-31-2012	8.60	0.26		1.02	1.28	(0.27)	—	—	(0.27)	9.61	15.05	1.07	1.07	2.93		45	49
12-31-2011	9.77	0.26		(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)	1.07	1.07	2.67		47	39

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.09 and 0.73% for all series, respectively.

International Equity Index Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	15.85	0.39		(1.32)	(0.93)	(0.38)	—	—	(0.38)	14.54	(5.91)	0.66		0.39		2.42		263	4
12-31-2014	17.14	0.52	[3]	(1.28)	(0.76)	(0.53)	—	—	(0.53)	15.85	(4.61)	0.62		0.39		3.03	[3]	277	3
12-31-2013	15.32	0.42		1.80	2.22	(0.40)	—	—	(0.40)	17.14	14.55	0.61		0.39		2.59		293	3
12-31-2012[4]	14.62	0.03		0.84	0.87	(0.17)	—	—	(0.17)	15.32	5.98 [5]	0.63	[6]	0.39	[6]	1.38	[6]	254	4	[7,8]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.03 and 0.33% for all series, respectively.
4	The inception date for Series I shares is 11-5-12.
5	Not annualized.
6	Annualized.
7	Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
8	Excludes merger activity.

Investment Quality Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	11.65	0.26	(0.36)	(0.10)	(0.21)	(0.50)	—	(0.71)	10.84	(0.82)	0.69	0.69	2.28	166	97
12-31-2014	11.41	0.31	0.31	0.62	(0.35)	(0.03)	—	(0.38)	11.65	5.47	0.69	0.69	2.60	190	109
12-31-2013	12.34	0.32	(0.55)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.41	(1.93)	0.69	0.68	2.68	205	79
12-31-2012	11.71	0.32	0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59	0.68	0.68	2.66	220	77
12-31-2011	11.30	0.41	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	0.68	0.68	3.49	222	62

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

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Money Market Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)		Total from investment oper-ations ($)		From net investment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distributions ($)		Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.00	[4]	0.56	0.17	—	1,714	—
12-31-2014	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.00	[4]	0.56	0.16	—	1,794	—
12-31-2013	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.01		0.56	0.24	—	2,110	—
12-31-2012	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.01		0.55	0.30	—	2,599	—
12-31-2011	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.07		0.55	0.17	—	2,927	—

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.
4	Less than 0.005%.

Real Estate Securities Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	17.95	0.36	0.11	0.47	(0.34)	—	—	(0.34)	18.08	2.68	0.79	0.79	2.02	90	152
12-31-2014	13.84	0.30	4.08	4.38	(0.27)	—	—	(0.27)	17.95	31.73	0.79	0.79	1.88	104	131
12-31-2013	14.13	0.30	(0.31)	(0.01)	(0.28)	—	—	(0.28)	13.84	(0.10)	0.80	0.79	2.02	83	104
12-31-2012	12.26	0.21	1.90	2.11	(0.24)	—	—	(0.24)	14.13	17.26	0.79	0.79	1.58	95	99
12-31-2011	11.37	0.14	0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46	0.79	0.79	1.17	97	86

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Small Cap Opportunities Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2015	31.56	0.12		(1.75)	(1.63)	(0.03)	(1.14)	—	(1.17)	28.76	(5.17)	1.10	1.00	0.39	94	25
12-31-2014	30.84	0.02		0.71	0.73	(0.01)	—	—	(0.01)	31.56	2.38	1.10	1.00	0.08	112	40
12-31-2013	22.13	0.01		8.87	8.88	(0.17)	—	—	(0.17)	30.84	40.16	1.11	1.02	0.05	131	22
12-31-2012	18.94	0.12		3.07	3.19	—	—	—	—	22.13	16.84	1.11	1.02	0.59	32	25
12-31-2011	19.58	—	[3]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94	(3.16)	1.10	1.01	(0.02)	32	36

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.

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Appendix A
Schedule of Management Fees

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadvisor as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadvisor, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint
International Core Trust	0.920%	— first $100 million;
	0.890%	— next $900 million;
	0.860%	— next $1 billion;
	0.830%	— next $1 billion;
	0.800%	— next $1 billion; and
	0.780%	— excess over $4 billion.

(Aggregate Net Assets include the net assets of the fund, the International Core Fund (a series of JHF III), and the Global Equity (Ex-U.S.) Fund (a sub-fund of John Hancock Worldwide Investors, PLC).)

International Equity Index Trust B	0.550%	— first $100 million; and
	0.530%	— excess over $100 million.
Investment Quality Bond Trust	0.600%	— first $500 million; and
	0.550%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II.)
Money Market Trust	0.500%	— first $500 million;
	0.425%	— next $250 million;
	0.375%	— next $250 million;
	0.350%	— next $500 million;
	0.325%	— next $500 million;
	0.300%	— next $500 million; and
	0.275%	— excess over $2.5 billion.
(Aggregate Net Assets include the net assets of Money Market Trust and Money Market Fund, a series of John Hancock Current Interest.)
Real Estate Securities Trust	0.700%	— at all asset levels.
(Aggregate Net Assets include the net assets of the fund and the Real Estate Securities Fund, a series of JHF II.)
Small Cap Opportunities Trust	1.000%	— first $500 million;
	0.950%	— next $500 million;
	0.900%	— next $1 billion; and
	0.850%	— excess over $2 billion.
(Aggregate Net Assets include the net assets of the fund and the Small Cap Opportunities Fund, a series of JHF II.)

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For more information

The following documents are available, which offer further information on JHVIT:

Annual/semiannual report to shareholders

Includes financial statements, a discussion of the market conditions, each fund's performance for the most recent fiscal period-end and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Variable Insurance Trust
601 Congress Street
Boston, MA 02210-2805

By phone: 800-344-1029

On the internet: johnhancock.com

Or you may obtain these documents and other information about the Funds from the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room, call 202-551-8090.

1940 Act File No. 811-04146

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